Investments accounted for using the equity method (Tables)	12 Months Ended
Dec. 31, 2024
Investments accounted for using equity method [abstract]
Disclosure of investments accounted for using the equity method	The following table summarizes Investments accounted for using the equity method:

	At December 31,
	2024	2023
	(€ million)
Joint ventures	€7,037	€6,013
Associates	2,015	2,006
Other	48	51
Total Investments accounted for using the equity method	€9,100	€8,070

Disclosure of interests in associates and joint arrangements	The Company's ownership percentages and the carrying value of investments in joint ventures and associates accounted for under the equity method were as follows:

	Ownership percentage		Investment balance
	At December 31,		At December 31,
	2024	2023	2024	2023
	Ownership percentage		(€ million)
Finance companies in partnership with Group Santander Consumer Finance (“SCF”)	50.0%	50.0%	€2,016	€1,977
Finance companies in partnership with BNPP PF	50.0%	50.0%	1,086	1,096
Tofas-Turk Otomobil Fabrikasi A.S.	37.9%	37.9%	1,101	1,037
NextStar Energy Inc (“NextStar”)	49.0%	49.0%	897	397
StarPlus Energy LLC (“StarPlus”)	49.0%	49.0%	763	558
Automotive Cells Company SE (“ACC”)	45.0%	33.3%	429	155
Leasys SAS	50.0%	50.0%	424	339
Symbio	33.3%	33.3%	197	230
Others			124	224
Total joint ventures			€7,037	€6,013

Zhejiang Leapmotor Technology Co., Ltd. (“Leapmotor”)	21.3%	21.3%	1,349	1,409
Archer Aviation Inc (“Archer”)	16.0%	10.1%	206	112
Nordex S.A.	50.0%	50.0%	148	142
360 Energy S.A.	49.5%	49.5%	113	105
Stellantis E-Transmission N.V.(1)	—%	56.0%	—	172
Comau Group S.p.A.(1)	49.9%	—%	124	—
Others			75	66
Total associates			€2,015	€2,006
Total joint ventures and associates			€9,052	€8,019
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(1) Refer to Note 3, Scope of consolidation for additional information

Summary of financial information related to FCA Bank and the finance companies in partnership with Santander Consumer Finance	The following tables provide summarized financial information relating to joint ventures with SCF which are deemed to be material:

	At December 31,
	2024	2023
	(€ million)
Financial assets	€35,788	€34,499
Of which: Cash and cash equivalents	3,201	3,452
Other assets	1,554	1,583
Financial liabilities	30,235	29,382
Other liabilities	3,076	2,746
Total Equity	4,033	3,954

Carrying amount of interest
Company’s share of net assets	2,016	1,977
Carrying amount of interest	€2,016	€1,977

	Years ended December 31,
	2024	2023	2022
	(€ million)
Interest and similar income	€3,382	€3,303	€2,592
Interest and similar expenses	(2,234)	(2,084)	(1,258)
Income tax expense	(193)	(239)	(219)
Profit from continuing operations	457	628	690
Net profit	457	628	690

Net profit attributable to owners of the parent (A)	229	314	345
Other comprehensive income/(loss) attributable to owners of the parent (B)	27	3	(8)
Total Comprehensive income attributable to owners of the parent (A+B)	€256	€317	€337
Company’s share of net profit	€229	€314	€345

Summary of shares profits/loss of equity method investees	The following table summarizes the share of profits of equity method investees included within Share of the profit/(loss) of equity method investees:

	Years ended December 31,
	2024	2023	2022
	(€ million)
Joint ventures	€118	€547	€286
Associates	(137)	(50)	13
Other	(14)	(6)	(35)
Total Share of the profit/(loss) of equity method investees	€(33)	€491	€264

Disclosure of interests in joint ventures	The aggregate amounts recognized for the Company’s share in all individually immaterial joint ventures and associates accounted for using the equity method were as follows:

	Years ended December 31,
	2024	2023	2022
	(€ million)
Joint ventures:
Profit/(loss) from continuing operations	€(111)	€233	€(152)
Net profit/(loss)	(111)	233	(152)
Other comprehensive income/(loss)	(177)	(265)	(47)
Total Other comprehensive income/(loss)	€(288)	€(32)	€(199)

Associates:
Profit/(loss) from continuing operations	€(137)	€(50)	€13
Net profit/(loss)	(137)	(50)	13
Other comprehensive income /(loss)	27	(11)	—
Total Other comprehensive income/(loss)	€(110)	€(61)	€13

Disclosure of interests in associates	The aggregate amounts recognized for the Company’s share in all individually immaterial joint ventures and associates accounted for using the equity method were as follows:

	Years ended December 31,
	2024	2023	2022
	(€ million)
Joint ventures:
Profit/(loss) from continuing operations	€(111)	€233	€(152)
Net profit/(loss)	(111)	233	(152)
Other comprehensive income/(loss)	(177)	(265)	(47)
Total Other comprehensive income/(loss)	€(288)	€(32)	€(199)

Associates:
Profit/(loss) from continuing operations	€(137)	€(50)	€13
Net profit/(loss)	(137)	(50)	13
Other comprehensive income /(loss)	27	(11)	—
Total Other comprehensive income/(loss)	€(110)	€(61)	€13